Share-based Compensation (Details 2) (CNY) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Apr. 30, 2011	Feb. 28, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 28, 2011	Feb. 08, 2010
Number of options
Outstanding at the beginning of the period (in shares)			88,019,441	46,566,631
Granted (in shares)	28,400,000	48,000,000
Exercised (in shares)			(2,670,340)	(5,100,780)
Cancelled (in shares)			(44,646,484)
Forfeited (in shares)			(31,991,516)	(1,446,410)
Outstanding at the end of the period (in shares)			37,111,101	88,019,441	46,566,631
Exercisable at the end of period (in shares)			21,236,741
Weighted average exercise price
Balance at the beginning of the period (in RMB per share)			4.0381	2.0250
Granted (in RMB per share)						4.7717	5.7308
Exercised (in RMB per share)			2.2817	2.1240
Cancelled (in RMB per share)			5.3662
Forfeited (in RMB per share)			5.3617	2.1513
Balance at the end of the period (in RMB per share)			1.9872	4.0381	2.0250
Exercisable at the end of the period (in RMB per share)			1.9906
Aggregate Intrinsic Value
Outstanding at the end of the period (in RMB)			7,070	146,782	224,835
Exercisable at the end of the period (in RMB)			3,973
Unvested options
Outstanding unvested options (in shares)			15,874,360
Unrecognized compensation cost related to non-vested share options granted (in RMB)			6,607
Information about the Company's stock option plans
Weighted-average grant-date fair value per share of options granted (in RMB per share)			1.4501	1.5770	0.7208
Total intrinsic value of options exercised (in RMB)			9,495	32,465
Total fair value of share options vested (in RMB)			7,355	7,526